Group statement of financial position (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Gramalote
Condensed Balance Sheet Statement1 [Line Items]
Increase (decrease) in contingent consideration asset (liability)	$ (8)
Doropo And Archean-Birimian Contact (ABC)
Condensed Balance Sheet Statement1 [Line Items]
Contingent consideration asset	38
Mineração Serra Grande S.A.
Condensed Balance Sheet Statement1 [Line Items]
Contingent consideration asset	$ 44